Operating lease commitments - minimum lease payments (Details) - USD ($) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Future minimum lease payments under non-cancellable operating leases expiring [Abstract]
Total	$ 142,087		$ 228,029
Minimum operating lease payments recognized as an expense	26,300	$ 23,400	103,800
No Later Than One Year [Member]
Future minimum lease payments under non-cancellable operating leases expiring [Abstract]
Total	28,330		65,831
Later Than One Year and No Later Than Five Years [Member]
Future minimum lease payments under non-cancellable operating leases expiring [Abstract]
Total	85,008		139,695
Later Than Five Years [Member]
Future minimum lease payments under non-cancellable operating leases expiring [Abstract]
Total	$ 28,749		$ 22,503